Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due from related parties	$ 1,084	$ 1,561
Due to related parties	6,930	2,594
Tsakos Columbia Shipmanagement Ltd
Related Party Transaction [Line Items]
Due from related parties	1,084	1,561
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	555	1,110
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due to related parties	92	53
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	6,008	1,209
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 275	$ 222